Note 1 - Nature of the Business and Basis of Preparation (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Schedule of Subsidiaries [Table Text Block]
Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities

BeyondSpring	Delaware,
Pharmaceuticals Inc.	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology	The People’s Republic of China
(Shenzhen) Ltd.	(“PRC”)	April 23, 2015	100%	Holding company

Wanchunbulin	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Clinical trial activities

SEED	BVI	June 25, 2019	100%	Holding company